Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0001227523
Optimum International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement, Text Block	oft_SupplementTextBlock

OPTIMUM FUND TRUST

Optimum International Fund (the "Fund")

Supplement to the Fund's Statutory Prospectus dated July 28, 2017

Effective as of the date of this Supplement, the MSCI ACWI ex USA Index will replace the MSCI EAFE Index as the Fund's primary performance benchmark.

In connection with this benchmark change for the Fund, the following will replace the second chart in the section of the Fund's Statutory Prospectus entitled "Fund summaries: Optimum International Fund – How has Optimum International Fund performed?"

Average annual total returns for periods ended December 31, 2016

	1 year	5 years	10 years
Institutional Class return before taxes	4.55%	4.72%	-0.18%
Institutional Class return after taxes on distributions	4.38%	4.43%	-0.57%
Institutional Class return after taxes on distributions and sale of Fund shares	2.92%	3.72%	0.04%
Class A return before taxes	-1.78%	3.17%	-1.09%
Class C return before taxes	2.50%	3.68%	-1.17%
MSCI ACWI ex USA Index* (gross) (reflects no deduction for fees, expenses, or taxes)	5.01%	5.48%	1.42%
MSCI ACWI ex USA Index* (net) (reflects no deduction for fees, expenses, or taxes)	4.50%	5.00%	0.96%
MSCI EAFE Index* (gross) (reflects no deduction for fees, expenses, or taxes)	1.51%	7.02%	1.22%
MSCI EAFE Index* (net) (reflects no deduction for fees, expenses, or taxes)	1.00%	6.53%	0.75%

* The Manager has changed the Fund's primary index from the MSCI EAFE Index to the MSCI ACWI ex USA Index in order to reflect the Fund's ability to invest in emerging market securities.

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Delaware Management Company (Manager) is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Please keep this supplement for future reference.

This Supplement is dated January 19, 2018.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2016
Optimum International Fund | MSCI ACWI ex USA Index (gross) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes.
1 year	rr_AverageAnnualReturnYear01	5.01%	[1]
5 years	rr_AverageAnnualReturnYear05	5.48%	[1]
10 years	rr_AverageAnnualReturnYear10	1.42%	[1]
Optimum International Fund | MSCI ACWI ex USA Index (net) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes.
1 year	rr_AverageAnnualReturnYear01	4.50%	[1]
5 years	rr_AverageAnnualReturnYear05	5.00%	[1]
10 years	rr_AverageAnnualReturnYear10	0.96%	[1]
Optimum International Fund | MSCI EAFE Index (gross) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes.
1 year	rr_AverageAnnualReturnYear01	1.51%	[1]
5 years	rr_AverageAnnualReturnYear05	7.02%	[1]
10 years	rr_AverageAnnualReturnYear10	1.22%	[1]
Optimum International Fund | MSCI EAFE Index (net) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes.
1 year	rr_AverageAnnualReturnYear01	1.00%	[1]
5 years	rr_AverageAnnualReturnYear05	6.53%	[1]
10 years	rr_AverageAnnualReturnYear10	0.75%	[1]
Optimum International Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.55%
5 years	rr_AverageAnnualReturnYear05	4.72%
10 years	rr_AverageAnnualReturnYear10	(0.18%)
Optimum International Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.38%
5 years	rr_AverageAnnualReturnYear05	4.43%
10 years	rr_AverageAnnualReturnYear10	(0.57%)
Optimum International Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.92%
5 years	rr_AverageAnnualReturnYear05	3.72%
10 years	rr_AverageAnnualReturnYear10	0.04%
Optimum International Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(1.78%)
5 years	rr_AverageAnnualReturnYear05	3.17%
10 years	rr_AverageAnnualReturnYear10	(1.09%)
Optimum International Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.50%
5 years	rr_AverageAnnualReturnYear05	3.68%
10 years	rr_AverageAnnualReturnYear10	(1.17%)

[1]	The Manager has changed the Fund's primary index from the MSCI EAFE Index to the MSCI ACWI ex USA Index in order to reflect the Fund's ability to invest in emerging market securities.